Intangible Assets - Summary of Changes in Intangible Assets (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 7,704,151
Ending balance	8,404,279	$ 7,704,151
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,997,210
Ending balance	1,945,472	1,997,210
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,706,941
Ending balance	6,458,807	5,706,941
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	17,176,321	13,837,580
Increases	4,107,933	3,340,546
Decrease	93	1,797
Transfer	(10,073)	(8)
Ending balance		17,176,321
Cost [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 4,150,115	$ 3,358,091
Total life estimated in years	5 years	5 years
Increases	$ 870,435	$ 792,030
Transfer	(10,073)	(6)
Ending balance		4,150,115
Cost [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 13,026,206	$ 10,479,489
Total life estimated in years	5 years	5 years
Increases	$ 3,237,498	$ 2,548,516
Decrease	93	1,797
Transfer		(2)
Ending balance		13,026,206
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,472,170	6,558,902
Decrease	22	1,797
Transfer	(339)	(7)
Depreciation for the fiscal year	3,398,000	2,915,072
Ending balance	12,869,809	9,472,170
Accumulated depreciation and amortisation [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,152,905	1,376,555
Transfer	(339)	(4)
Depreciation for the fiscal year	912,439	776,354
Ending balance	3,065,005	2,152,905
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,319,265	5,182,347
Decrease	22	1,797
Transfer		(3)
Depreciation for the fiscal year	2,485,561	2,138,718
Ending balance	$ 9,804,804	$ 7,319,265